Income Taxes - Summary of Deductible Temporary Differences, Tax Losses and Unused Tax Credits for Which No Deferred Income Tax Assets Were Recognized (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deductible temporary differences and others	₩ 1,416,650	₩ 1,811,062